UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 92.0%
Industrial - 52.3%
Basic - 3.4%
Alpek SAB de CV
4.50%, 11/20/22 (a)	$200	$200,240
BHP Billiton Finance USA Ltd.
6.42%, 3/01/26	67	81,513
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	201,849
Dow Chemical Co. (The)
4.25%, 11/15/20	186	196,918
Eastman Chemical Co.
3.80%, 3/15/25	50	50,757
EI du Pont de Nemours & Co.
6.00%, 7/15/18	150	159,449
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	110	121,153
Glencore Funding LLC
4.125%, 5/30/23 (a)	100	102,510
International Paper Co.
3.00%, 2/15/27	125	117,334
Monsanto Co.
2.85%, 4/15/25	225	214,191
3.375%, 7/15/24	145	145,560
Mosaic Co. (The)
5.625%, 11/15/43	65	65,079
Southern Copper Corp.
3.875%, 4/23/25	180	179,529
Vale Overseas Ltd.
6.875%, 11/21/36	90	93,510
Weyerhaeuser Co.
4.625%, 9/15/23	120	127,892

		2,057,484

Capital Goods - 1.4%
Caterpillar Financial Services Corp.
1.35%, 5/18/19	160	158,634
General Electric Co.
4.50%, 3/11/44	115	123,224
4.65%, 10/17/21	165	181,413
Series D
5.00%, 1/21/21 (b)	104	108,160
John Deere Capital Corp.
2.80%, 3/06/23	155	155,162
Owens Corning
7.00%, 12/01/36 (c)	60	72,647
Yamana Gold, Inc.
4.95%, 7/15/24	48	47,880

		847,120

Communications - Media - 6.3%
21st Century Fox America, Inc.
3.00%, 9/15/22	335	335,475
8.875%, 4/26/23	125	163,404
CBS Corp.
3.375%, 3/01/22	72	73,357

	Principal Amount (000)	U.S. $ Value
4.90%, 8/15/44	$20	$20,266
5.75%, 4/15/20	125	137,875
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	275	289,165
6.484%, 10/23/45	55	62,521
Comcast Corp.
4.60%, 8/15/45	175	179,516
Cox Communications, Inc.
3.35%, 9/15/26 (a)	128	121,870
Grupo Televisa SAB
6.625%, 3/18/25	110	125,121
Moody’s Corp.
2.75%, 7/15/19	79	80,189
4.875%, 2/15/24	100	108,174
Omnicom Group, Inc.
3.60%, 4/15/26	102	101,089
4.45%, 8/15/20	100	106,418
S&P Global, Inc.
4.00%, 6/15/25	140	144,113
4.40%, 2/15/26	111	116,363
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	68	68,882
TCI Communications, Inc.
7.875%, 2/15/26	250	337,194
Thomson Reuters Corp.
4.30%, 11/23/23	145	152,931
Time Warner Cable LLC
4.50%, 9/15/42	65	58,396
5.875%, 11/15/40	30	32,250
6.55%, 5/01/37	24	27,460
Time Warner, Inc.
3.60%, 7/15/25	250	245,070
4.00%, 1/15/22	140	145,483
4.70%, 1/15/21	60	64,288
6.25%, 3/29/41	85	100,169
Viacom, Inc.
3.875%, 12/15/21	187	190,938
4.375%, 3/15/43	42	34,406
Walt Disney Co. (The)
0.875%, 7/12/19	165	162,006

		3,784,389

Communications - Telecommunications - 5.0%
America Movil SAB de CV
3.125%, 7/16/22	270	265,727
American Tower Corp.
4.50%, 1/15/18	40	41,015
7.25%, 5/15/19	150	164,331
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	145,378
AT&T, Inc.
3.00%, 6/30/22	195	192,229
3.40%, 5/15/25	310	296,542
3.80%, 3/15/22	90	92,025
4.125%, 2/17/26	317	317,634
4.75%, 5/15/46	114	104,129
5.45%, 3/01/47	60	59,663

	Principal Amount (000)	U.S. $ Value
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	$200	$199,760
Verizon Communications, Inc.
2.625%, 8/15/26	494	448,105
3.50%, 11/01/24	450	447,011
3.85%, 11/01/42	245	204,150
Vodafone Group PLC
4.375%, 2/19/43	70	62,583

		3,040,282

Consumer Cyclical - Automotive - 2.7%
American Honda Finance Corp.
1.20%, 7/12/19	165	162,245
Ford Motor Credit Co. LLC
3.81%, 1/09/24	200	199,173
5.875%, 8/02/21	575	639,614
General Motors Co.
4.875%, 10/02/23	50	53,004
General Motors Financial Co., Inc.
3.50%, 7/10/19	230	234,339
4.00%, 1/15/25	46	45,417
4.30%, 7/13/25	50	49,824
5.25%, 3/01/26	75	79,534
Nissan Motor Acceptance Corp.
2.25%, 1/13/20 (a)	150	149,897

		1,613,047

Consumer Cyclical - Other - 0.5%
Marriott International, Inc./MD
3.00%, 3/01/19	151	153,677
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	115,704

		269,381

Consumer Cyclical - Restaurants - 0.2%
McDonald’s Corp.
6.30%, 10/15/37	100	125,631

Consumer Cyclical - Retailers - 2.2%
Advance Auto Parts, Inc.
4.50%, 12/01/23	115	121,436
CVS Health Corp.
2.125%, 6/01/21	160	156,620
5.125%, 7/20/45	85	93,486
Home Depot, Inc. (The)
5.40%, 9/15/40	130	154,507
5.875%, 12/16/36	30	37,468
Lowe’s Cos., Inc.
3.70%, 4/15/46	160	147,444
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	154	155,130
Wal-Mart Stores, Inc.
5.25%, 9/01/35	125	146,957
Walgreens Boots Alliance, Inc.
3.10%, 6/01/23	125	124,759

	Principal Amount (000)	U.S. $ Value
3.30%, 11/18/21	$193	$196,988

		1,334,795

Consumer Non-Cyclical - 12.3%
AbbVie, Inc.
2.90%, 11/06/22	100	98,895
3.20%, 5/14/26	9	8,529
3.60%, 5/14/25	234	230,292
4.70%, 5/14/45	60	58,393
Actavis Funding SCS
3.00%, 3/12/20	90	91,404
Altria Group, Inc.
4.75%, 5/05/21	370	402,226
Amgen, Inc.
2.70%, 5/01/22	120	119,525
3.125%, 5/01/25	160	155,648
3.45%, 10/01/20	175	181,393
4.40%, 5/01/45	90	85,486
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/01/26	621	622,779
4.70%, 2/01/36	150	157,022
4.90%, 2/01/46	80	85,608
Baxalta, Inc.
3.60%, 6/23/22	131	132,848
Becton Dickinson and Co.
2.675%, 12/15/19	37	37,579
3.25%, 11/12/20	79	81,249
3.734%, 12/15/24	17	17,425
Biogen, Inc.
3.625%, 9/15/22	92	94,799
4.05%, 9/15/25	90	92,310
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	104	105,816
Celgene Corp.
3.625%, 5/15/24	110	110,613
ConAgra Foods, Inc.
3.20%, 1/25/23	32	32,035
Express Scripts Holding Co.
4.75%, 11/15/21	85	91,230
Gilead Sciences, Inc.
1.85%, 9/04/18	120	120,548
3.25%, 9/01/22	65	66,504
3.65%, 3/01/26	130	132,118
4.60%, 9/01/35	100	103,704
JM Smucker Co. (The)
2.50%, 3/15/20	42	42,370
3.00%, 3/15/22	65	65,774
Kraft Heinz Foods Co.
3.50%, 6/06/22	215	218,775
Laboratory Corp. of America Holdings
3.20%, 2/01/22	42	42,472
3.60%, 2/01/25	41	40,555
McKesson Corp.
4.75%, 3/01/21	140	150,317
7.50%, 2/15/19	105	116,143
Medtronic, Inc.
2.50%, 3/15/20	150	151,827
3.15%, 3/15/22	130	132,887

	Principal Amount (000)	U.S. $ Value
Merck & Co., Inc.
2.75%, 2/10/25	$500	$492,288
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (a)	200	196,957
Mylan NV
3.75%, 12/15/20	146	145,963
3.95%, 6/15/26 (a)	100	94,659
Mylan, Inc.
2.60%, 6/24/18	140	140,642
PepsiCo, Inc.
4.875%, 11/01/40	110	123,506
Perrigo Co. PLC
4.00%, 11/15/23	200	200,776
Pfizer, Inc.
1.95%, 6/03/21	250	248,284
Reynolds American, Inc.
3.25%, 6/12/20	57	58,461
4.85%, 9/15/23	40	43,389
Smithfield Foods, Inc.
3.35%, 2/01/22 (a)	65	65,350
Stryker Corp.
2.625%, 3/15/21	43	43,163
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	70	67,294
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	282	263,762
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	150	150,819
Tyson Foods, Inc.
2.65%, 8/15/19	24	24,323
3.95%, 8/15/24	75	76,239
4.50%, 6/15/22	110	117,040
Whirlpool Corp.
3.70%, 3/01/23	120	123,245
Wyeth LLC
6.00%, 2/15/36	100	124,102
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20	90	90,496
3.55%, 4/01/25	70	68,341

		7,436,197

Energy - 10.7%
Anadarko Finance Co.
Series B
7.50%, 5/01/31	45	57,684
Anadarko Petroleum Corp.
3.45%, 7/15/24	35	34,511
6.20%, 3/15/40	35	40,735
Apache Finance Canada Corp.
7.75%, 12/15/29	35	45,531
Boardwalk Pipelines LP
4.95%, 12/15/24	65	67,848
BP Capital Markets PLC
2.75%, 5/10/23	185	182,346
Canadian Natural Resources Ltd.

	Principal Amount (000)	U.S. $ Value
3.90%, 2/01/25	$220	$221,481
6.50%, 2/15/37	20	23,343
Chevron Corp.
2.954%, 5/16/26	90	88,168
ConocoPhillips Co.
3.35%, 5/15/25	60	59,896
5.95%, 3/15/46	45	55,240
ConocoPhillips Holding Co.
6.95%, 4/15/29	101	128,455
Devon Energy Corp.
3.25%, 5/15/22	250	250,857
Enbridge Energy Partners LP
4.20%, 9/15/21	100	104,511
Encana Corp.
3.90%, 11/15/21	70	71,510
Energy Transfer Partners LP
3.60%, 2/01/23	65	65,137
Enterprise Products Operating LLC
3.70%, 2/15/26	175	175,786
3.75%, 2/15/25	140	141,909
4.90%, 5/15/46	45	46,392
5.25%, 1/31/20	140	151,930
Halliburton Co.
3.50%, 8/01/23	63	64,405
3.80%, 11/15/25	315	320,392
Hess Corp.
3.50%, 7/15/24	36	34,780
4.30%, 4/01/27	102	102,169
7.875%, 10/01/29	23	28,263
Husky Energy, Inc.
4.00%, 4/15/24	65	66,484
Kerr-McGee Corp.
6.95%, 7/01/24	50	59,897
Kinder Morgan Energy Partners LP
3.45%, 2/15/23	145	144,476
5.30%, 9/15/20	100	108,875
Kinder Morgan, Inc./DE
5.05%, 2/15/46	175	173,933
Marathon Oil Corp.
3.85%, 6/01/25	60	58,903
6.80%, 3/15/32	35	40,210
Marathon Petroleum Corp.
5.125%, 3/01/21	120	130,457
5.85%, 12/15/45	65	64,358
MPLX LP
4.875%, 12/01/24	60	62,906
Nabors Industries, Inc.
5.50%, 1/15/23 (a)	153	159,885
Noble Energy, Inc.
3.90%, 11/15/24	100	101,422
4.15%, 12/15/21	65	68,071
5.625%, 5/01/21	80	83,017
Occidental Petroleum Corp.
3.40%, 4/15/26	125	124,988
ONEOK Partners LP
3.375%, 10/01/22	55	55,359
4.90%, 3/15/25	30	32,243

	Principal Amount (000)	U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	$176	$169,401
3.85%, 10/15/23	29	29,215
4.65%, 10/15/25	90	91,980
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	120	124,396
5.00%, 10/01/22	310	333,553
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (a)	85	89,144
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)	120	122,612
3.625%, 12/21/22 (a)	120	124,625
Shell International Finance BV
3.40%, 8/12/23	390	400,976
4.375%, 5/11/45	80	81,336
Spectra Energy Capital LLC
8.00%, 10/01/19	23	26,046
Spectra Energy Partners LP
2.95%, 9/25/18	77	78,190
4.50%, 3/15/45	50	47,881
4.60%, 6/15/21	75	79,711
Suncor Energy, Inc.
6.50%, 6/15/38	27	34,586
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	100	97,774
Total Capital International SA
3.75%, 4/10/24	70	73,178
Williams Partners LP
3.60%, 3/15/22	200	203,205
3.90%, 1/15/25	69	68,810
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23	40	41,257

		6,416,639

Services - 1.0%
Amazon.com, Inc.
4.80%, 12/05/34	135	149,897
eBay, Inc.
2.60%, 7/15/22	160	155,333
3.80%, 3/09/22	150	154,385
Visa, Inc.
2.80%, 12/14/22	150	150,851

		610,466

Technology - 6.1%
Apple, Inc.
2.85%, 5/06/21	175	178,770
3.45%, 2/09/45	210	184,220
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (a)	67	67,085
3.875%, 1/15/27 (a)	163	161,757
Cisco Systems, Inc.
5.90%, 2/15/39	45	57,176

	Principal Amount (000)	U.S. $ Value
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (a)	$250	$260,185
6.02%, 6/15/26 (a)	50	53,984
Fidelity National Information Services, Inc.
3.875%, 6/05/24	245	249,966
4.50%, 8/15/46	65	62,635
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (c)	50	52,911
HP, Inc.
3.75%, 12/01/20	14	14,507
4.30%, 6/01/21	80	84,045
4.375%, 9/15/21	25	26,385
4.65%, 12/09/21	89	94,994
Intel Corp.
3.70%, 7/29/25	120	125,989
4.90%, 7/29/45	45	50,108
International Business Machines Corp.
2.25%, 2/19/21	275	274,792
KLA-Tencor Corp.
4.65%, 11/01/24	134	141,855
Lam Research Corp.
2.75%, 3/15/20	115	115,251
Microsoft Corp.
3.45%, 8/08/36	320	297,443
Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	130	130,646
Oracle Corp.
3.875%, 7/15/20	250	265,128
3.90%, 5/15/35	175	172,115
Seagate HDD Cayman
4.75%, 1/01/25	45	43,706
4.875%, 6/01/27	80	75,164
Texas Instruments, Inc.
1.75%, 5/01/20	115	114,113
Total System Services, Inc.
2.375%, 6/01/18	105	105,547
3.80%, 4/01/21	66	68,089
Verisk Analytics, Inc.
5.50%, 6/15/45	60	63,339
Xerox Corp.
2.80%, 5/15/20	95	94,212

		3,686,117

Transportation - Railroads - 0.2%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	85	90,790

Transportation - Services - 0.3%
Ryder System, Inc.
2.50%, 3/01/18	185	186,261

		31,498,599

	Principal Amount (000)	U.S. $ Value
Financial Institutions - 34.0%
Banking - 23.0%
American Express Credit Corp.
Series G
2.25%, 8/15/19	$180	$181,242
Bank of America Corp.
3.824%, 1/20/28	150	149,008
3.875%, 8/01/25	125	126,350
4.00%, 1/22/25	465	463,839
4.10%, 7/24/23	200	207,947
4.20%, 8/26/24	60	60,952
5.00%, 5/13/21	235	254,918
Barclays PLC
3.65%, 3/16/25	200	192,578
3.684%, 1/10/23	200	200,233
BB&T Corp.
5.25%, 11/01/19	275	297,282
Capital One Bank USA, NA
3.375%, 2/15/23	275	275,053
Capital One NA/Mclean VA
2.35%, 1/31/20	250	250,709
Citigroup, Inc.
2.65%, 10/26/20	320	320,802
3.70%, 1/12/26	165	164,215
3.875%, 3/26/25	90	88,476
3.887%, 1/10/28	150	149,899
4.40%, 6/10/25	165	167,171
5.875%, 1/30/42	75	90,004
Compass Bank
5.50%, 4/01/20	110	116,151
Cooperatieve Rabobank UA
4.375%, 8/04/25	250	255,702
11.00%, 6/30/19 (a)(b)	130	152,100
Credit Suisse Group AG
4.282%, 1/09/28 (a)	250	248,744
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 4/16/21	250	252,759
Deutsche Bank AG
Series G
3.375%, 5/12/21	126	125,494
Discover Bank/Greenwood DE
3.10%, 6/04/20	250	253,114
Fifth Third Bancorp
3.50%, 3/15/22	31	31,779
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25-2/25/26	370	370,114
3.85%, 7/08/24	350	357,235
4.25%, 10/21/25	205	207,582
5.95%, 1/15/27	75	85,584
Series D
6.00%, 6/15/20	165	182,976
HSBC Holdings PLC
3.90%, 5/25/26	200	200,032
4.375%, 11/23/26	200	201,065
4.875%, 1/14/22	150	161,683
HSBC USA, Inc.
2.75%, 8/07/20	100	100,546

	Principal Amount (000)	U.S. $ Value
Huntington National Bank (The)
2.00%, 6/30/18	$300	$300,447
JPMorgan Chase & Co.
2.295%, 8/15/21	688	676,056
3.125%, 1/23/25	440	430,840
3.782%, 2/01/28	30	30,150
3.875%, 9/10/24	110	110,922
3.90%, 7/15/25	120	123,317
Lloyds Banking Group PLC
4.582%, 12/10/25	200	201,273
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26	200	203,866
Morgan Stanley
3.125%, 7/27/26	240	227,878
3.625%, 1/20/27	150	147,720
5.625%, 9/23/19	604	654,305
Series G
4.00%, 7/23/25	103	105,129
4.35%, 9/08/26	50	50,732
5.50%, 7/24/20	395	431,459
Nationwide Building Society
4.00%, 9/14/26 (a)	250	238,417
Northgroup Preferred Capital Corp.
6.378%, 10/15/17 (a)(b)	68	67,853
People’s United Financial, Inc.
3.65%, 12/06/22	83	83,674
Santander Holdings USA, Inc.
2.65%, 4/17/20	200	198,419
3.45%, 8/27/18	130	132,194
Santander UK Group Holdings PLC
3.571%, 1/10/23	200	200,743
Societe Generale SA
4.25%, 8/19/26 (a)	200	193,425
Standard Chartered PLC
4.30%, 2/19/27 (a)	200	193,550
State Street Corp.
4.956%, 3/15/18	240	247,832
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	250	249,702
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	153,265
Synchrony Financial
2.70%, 2/03/20	110	110,258
Wells Fargo & Co.
3.00%, 10/23/26	285	270,147
3.069%, 1/24/23	118	117,877
3.30%, 9/09/24	200	198,300
4.75%, 12/07/46	30	30,507
Series G
4.30%, 7/22/27	280	286,903
Series N
2.15%, 1/30/20	250	249,266
Zions Bancorporation
4.50%, 6/13/23	13	13,319

		13,873,083

	Principal Amount (000)	U.S. $ Value
Brokerage - 0.2%
TD Ameritrade Holding Corp.
2.95%, 4/01/22	$115	$116,332

Finance - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 5/26/22	150	149,709
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	200	209,782
International Lease Finance Corp.
6.25%, 5/15/19	90	97,083

		456,574

Insurance - 6.2%
Aetna, Inc.
2.40%, 6/15/21	114	114,416
Allstate Corp. (The)
3.15%, 6/15/23	200	203,590
6.125%, 5/15/37	78	77,220
American International Group, Inc.
3.75%, 7/10/25	225	225,763
8.175%, 5/15/58	65	83,200
Anthem, Inc.
7.00%, 2/15/19	255	279,191
Aon Corp.
8.205%, 1/01/27	100	128,000
Aon PLC
4.60%, 6/14/44	70	69,237
Assurant, Inc.
2.50%, 3/15/18	105	105,751
Cigna Corp.
4.00%, 2/15/22	175	182,897
7.875%, 5/15/27	65	87,018
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	42	57,815
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	100	109,338
6.10%, 10/01/41	45	52,021
Lincoln National Corp.
3.35%, 3/09/25	166	163,208
4.85%, 6/24/21	200	216,567
8.75%, 7/01/19	26	29,906
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	186,750
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	90	139,386
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	110	108,342
Progressive Corp. (The)
6.70%, 6/15/37	112	110,880
Prudential Financial, Inc.
4.50%, 11/15/20	239	257,011
5.375%, 5/15/45	100	103,000
Series B
5.75%, 7/15/33	135	156,652

	Principal Amount (000)	U.S. $ Value
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	$140	$140,622
Swiss Re America Holding Corp.
7.00%, 2/15/26	90	110,370
UnitedHealth Group, Inc.
3.875%, 10/15/20	170	179,605
XLIT Ltd.
Series E
6.50%, 4/15/17 (b)	70	58,975

		3,736,731

Other Finance - 0.2%
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	115	109,865

REITS - 3.7%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	101,786
EPR Properties
4.75%, 12/15/26	20	19,847
5.25%, 7/15/23	175	183,219
Essex Portfolio LP
3.25%, 5/01/23	56	55,821
3.375%, 1/15/23	125	125,469
Hospitality Properties Trust
4.50%, 6/15/23	95	96,445
Mid-America Apartments LP
3.75%, 6/15/24	115	115,351
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	106,221
Realty Income Corp.
3.00%, 1/15/27	50	47,245
5.75%, 1/15/21	210	232,021
Simon Property Group LP
2.20%, 2/01/19	183	184,463
Spirit Realty LP
4.45%, 9/15/26 (a)	65	62,308
Ventas Realty LP
4.125%, 1/15/26	120	122,683
Ventas Realty LP/Ventas Capital Corp.
2.00%, 2/15/18	216	216,529
Vornado Realty LP
5.00%, 1/15/22	215	232,563
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	147,097
Welltower, Inc.
4.00%, 6/01/25	85	86,501
4.25%, 4/01/26	95	98,220

		2,233,789

		20,526,374

Utility - 5.3%
Electric - 4.6%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	150	187,630

	Principal Amount (000)	U.S. $ Value
CMS Energy Corp.
6.25%, 2/01/20	$165	$183,197
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	107,565
Series 07-A
6.30%, 8/15/37	30	38,728
Consolidated Edison, Inc.
2.00%, 5/15/21	103	100,818
Dominion Resources, Inc./VA
4.70%, 12/01/44	135	138,354
Series A
1.875%, 1/15/19	150	150,063
Duke Energy Corp.
2.10%, 6/15/18	245	246,029
Enel Americas SA
4.00%, 10/25/26	53	51,686
Enel Generacion Chile SA
4.25%, 4/15/24	33	33,251
Entergy Corp.
4.00%, 7/15/22	153	160,123
Exelon Corp.
5.10%, 6/15/45	250	268,327
Exelon Generation Co. LLC
4.25%, 6/15/22	150	155,898
Jersey Central Power & Light Co.
4.70%, 4/01/24 (a)	196	209,740
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	53,226
PacifiCorp
6.00%, 1/15/39	70	89,752
PSEG Power LLC
3.00%, 6/15/21	160	160,972
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	150	148,207
Southern Co. (The)
1.85%, 7/01/19	185	184,395
Southern Power Co.
4.15%, 12/01/25	97	100,379
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)	15	15,287

		2,783,627

Natural Gas - 0.7%
GNL Quintero SA
4.634%, 7/31/29 (a)	200	200,680
NiSource Finance Corp.
6.80%, 1/15/19	100	109,030
Southern Co. Gas Capital Corp.
5.25%, 8/15/19	105	112,398

		422,108

		3,205,735

	Principal Amount (000)	U.S. $ Value
Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
NTPC Ltd.
Series E
4.75%, 10/03/22 (a)	$200	$212,333

Total Corporates - Investment Grade (cost $55,099,282)		55,443,041

GOVERNMENTS - TREASURIES - 2.7%
United States - 2.7%
U.S. Treasury Bonds
2.50%, 5/15/46 (cost $1,618,456)	1,835	1,632,721

QUASI-SOVEREIGNS - 1.2%
Quasi-Sovereign Bonds - 1.2%
Mexico - 0.9%
Petroleos Mexicanos
3.50%, 1/30/23	295	271,763
4.875%, 1/24/22	95	95,361
5.375%, 3/13/22 (a)	49	49,953
5.625%, 1/23/46	125	104,281
6.75%, 9/21/47	14	13,212

		534,570

Panama - 0.3%
Aeropuerto Internacional de Tocumen SA
5.625%, 5/18/36 (a)	200	210,500

Total Quasi-Sovereigns (cost $747,926)		745,070

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Colombia - 0.3%
Colombia Government International Bond
3.875%, 4/25/27	200	196,600

Mexico - 0.5%
Mexico Government International Bond
4.60%, 1/23/46	200	180,500
5.55%, 1/21/45	95	97,137

		277,637

Total Governments - Sovereign Bonds (cost $465,845)		474,237

CORPORATES - NON-INVESTMENT GRADE - 0.4%
Financial Institutions - 0.2%
Banking - 0.1%
Standard Chartered PLC
2.549% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(d)	100	79,875

Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	46	46,316

	Principal Amount (000)	U.S. $ Value
		$126,191

Industrial - 0.2%
Basic - 0.1%
CF Industries, Inc.
4.95%, 6/01/43	$37	31,728

Energy - 0.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	90	66,375

		98,103

Total Corporates - Non-Investment Grade (cost $259,499)		224,294

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.3%
US Bancorp 6.00% (cost $182,156)	6,550	166,436

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Colombia - 0.2%
Ecopetrol SA
5.875%, 9/18/23-5/28/45 (cost $98,089)	$102	104,198

SHORT-TERM INVESTMENTS - 0.9%
Time Deposit - 0.9%
State Street Time Deposit
0.01%, 2/01/17 (cost $581,404)	581	581,404

Total Investments - 98.5% (cost $59,052,657) (e)		59,371,401
Other assets less liabilities - 1.5%		908,608

Net Assets - 100.0%		$60,280,009

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAIG Series 27, 5 Year Index, 12/20/21*	1.00%	0.67%	$1,220	$20,212	$7,306

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$1,710	11/16/18	3 Month LIBOR	1.235%	$(5,270)
Citigroup Global Markets, Inc./(CME Group)	1,170	9/09/21	1.132%	3 Month LIBOR	38,706
Citigroup Global Markets, Inc./(CME Group)	680	12/20/21	2.102%	3 Month LIBOR	(4,804)
Citigroup Global Markets, Inc./(CME Group)	365	11/21/23	1.933%	3 Month LIBOR	4,907
Citigroup Global Markets, Inc./(CME Group)	215	5/02/34	3 Month LIBOR	3.363%	24,912
Citigroup Global Markets, Inc./(CME Group)	60	11/04/44	3 Month LIBOR	3.049%	4,947
Citigroup Global Markets, Inc./(CME Group)	60	5/05/45	3 Month LIBOR	2.562%	(1,248)
Citigroup Global Markets, Inc./(CME Group)	60	6/02/46	3 Month LIBOR	2.186%	(6,320)
Citigroup Global Markets, Inc./(CME Group)	690	7/15/46	3 Month LIBOR	1.783%	(134,365)
Citigroup Global Markets, Inc./(CME Group)	270	9/02/46	3 Month LIBOR	1.736%	(54,109)
Citigroup Global Markets, Inc./(CME Group)	50	11/02/46	3 Month LIBOR	2.086%	(6,364)

					$(139,008)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International Kohl’s Corp.,
6.25%, 12/15/17, 6/20/19*	1.00%	0.77%	$34	$144	$(219)	$363

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$600	6/10/43	3 Month LIBOR	3.191%	$69,773
JPMorgan Chase Bank, NA	350	6/10/33	3 Month LIBOR	3.027%	24,128

					$93,901

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $5,189,999 or 8.6% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of January 31, 2017.
(d)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(e)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $907,060 and gross unrealized depreciation of investments was $(588,317), resulting in net unrealized appreciation of $318,743.

Glossary:

CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$55,443,041		$	– 0	–	$55,443,041
Governments - Treasuries		– 0	–	1,632,721			– 0	–	1,632,721
Quasi-Sovereigns		– 0	–	745,070			– 0	–	745,070
Governments - Sovereign Bonds		– 0	–	474,237			– 0	–	474,237
Corporates - Non-Investment Grade		– 0	–	224,294			– 0	–	224,294
Preferred Stocks		166,436		– 0	–		– 0	–	166,436
Governments - Sovereign Agencies		– 0	–	104,198			– 0	–	104,198
Short-Term Investments		– 0	–	581,404			– 0	–	581,404

Total Investments in Securities		166,436		59,204,965			– 0	–	59,371,401

Other Financial Instruments (a):
Assets:
Centrally Cleared Credit Default Swaps		– 0	–	7,306			– 0	–	7,306
Centrally Cleared Interest Rate Swaps		– 0	–	73,472			– 0	–	73,472
Credit Default Swaps		– 0	–	363			– 0	–	363
Interest Rate Swaps		– 0	–	93,901			– 0	–	93,901
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(212,480)			– 0	–	(212,480)

Total (b)		$166,436		$59,167,527		$	– 0	–	$59,333,963

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Corporate Shares - AB Municipal Income Shares

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.5%
Long-Term Municipal Bonds - 95.2%
Alabama - 3.3%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.00%, 1/01/24	$2,000	$2,003,340
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	13,263,073
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	422,272
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36-2/01/41	10,000	10,753,200
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,249,420
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group)
Series 2016A
5.00%, 12/01/31	10,000	10,831,400
Water Works Board of the City of Birmingham (The)
Series 2016B
5.00%, 1/01/35-1/01/36	8,740	9,794,212

		50,316,917

Alaska - 0.7%
City of Koyukuk AK
Series 2011
7.75%, 10/01/41 (Pre-refunded/ETM)	100	116,671
State of Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34	9,000	10,038,760

		10,155,431

Arizona - 2.7%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	160	160,160
5.20%, 10/01/37	5,070	4,993,900
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,670	3,959,783
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/32	5,000	5,281,050
Glendale Industrial Development Authority (Royal Oaks Life Care Community)
Series 2016

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/39	$2,700	$2,890,188
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44	3,875	4,071,501
Maricopa County Industrial Development Authority (Banner Health Obligated Group)
Series 2016A
5.00%, 1/01/33-1/01/35	16,100	18,353,160
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	100	110,635
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	169,005
University of Arizona
Series 2014
5.00%, 8/01/33	1,000	1,131,910

		41,121,292

California - 6.7%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	109,612
Anaheim Housing & Public Improvements Authority (Anaheim Electric Utility Fund)
Series 2016A
5.00%, 10/01/33-10/01/36	7,900	8,778,801
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,665,115
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27	1,000	1,162,980
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/31-4/01/34	11,845	13,374,200
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	110,455
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)	85	102,026
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)	1,000	1,084,860
Series 2014
5.00%, 1/01/35	1,335	1,262,403

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project)
Series 2012A
5.30%, 8/01/47	$1,025	$1,042,568
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	1,200	1,308,732
7.25%, 6/01/43	2,075	2,259,530
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	765	815,062
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	6,405	6,541,619
California School Finance Authority (Partnerships to Uplift Communities Valley Project)
Series 2014A
6.40%, 8/01/34	3,000	3,092,370
California School Finance Authority (Tri-Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47 (b)(c)	730	365,000
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	558,556
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	100	100,144
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,200	1,225,152
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	100	115,439
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	161,853
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47	250	267,253

	Principal Amount (000)	U.S. $ Value
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.50%, 9/01/46	$1,000	$1,037,090
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	115,362
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (d)	1,000	1,165,250
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/33-11/01/36	7,000	7,188,832
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	6,999,700
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31	1,000	1,071,800
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
NATL Series 2016C
5.00%, 8/01/41	1,250	1,397,137
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,549,919
Series 2014B
5.25%, 1/15/44	1,000	1,057,170
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43	1,685	1,662,377
State of California
Series 2016
4.00%, 9/01/33-9/01/35	18,000	18,621,370
5.00%, 9/01/34	7,500	8,612,550
University of California CA Revenues
5.00%, 5/15/33 (d)	1,000	1,152,030
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	3,375	3,642,334

		100,776,651

Colorado - 1.2%
Colorado Educational & Cultural Facilities Authority (Skyview Academy)
Series 2014
5.125%, 7/01/34 (a)	775	810,673
5.375%, 7/01/44 (a)	1,360	1,405,655

	Principal Amount (000)	U.S. $ Value
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	$5,910	$6,346,749
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,910	3,012,898
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,306,952
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50 (a)	1,000	1,040,450
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45	1,000	1,019,680
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,075,400
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (a)	1,500	1,540,305
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	200	220,904
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45	1,000	959,210

		18,738,876

Connecticut - 1.0%
Connecticut State Health & Educational Facility Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	5,750	6,242,602
Connecticut State Health & Educational Facility Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/46-9/01/53 (a)	2,475	2,308,416
State of Connecticut
Series 2013E
5.00%, 8/15/31 (d)	1,000	1,128,600
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	5,000	5,635,950

		15,315,568

Delaware - 0.3%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 9/01/44-9/01/49	$2,440	$2,541,180
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,349,680

		3,890,860

District of Columbia - 0.2%
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	100	109,193
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,438,900
Series 2016A
5.00%, 6/01/41-6/01/46	1,400	1,417,218
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/35	500	559,270

		3,524,581

Florida - 6.9%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	100	115,994
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	1,100	1,183,248
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46	435	508,245
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,065,200
Bexley Community Development District
Series 2016
4.875%, 5/01/47	1,000	872,560
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)	1,400	1,457,848
6.00%, 7/01/45-7/01/50 (a)	4,015	4,191,114
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (e)	6,765	5,838,195
Central Florida Expressway Authority
Series 2016B
5.00%, 7/01/34	5,500	6,217,695

	Principal Amount (000)	U.S. $ Value
Citizens Property Insurance Corp.
Series 2015A
5.00%, 6/01/20	$10,000	$10,939,000
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,500,495
City of Lakeland FL (Lakeland Regional Medical Center Obligated Group)
Series 2015
5.00%, 11/15/40	5,610	6,004,944
City of Tampa FL Solid Waste System Revenue
Series 2013
5.00%, 10/01/21	3,000	3,347,550
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	2,000	2,240,020
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	10,880,700
Series 2015A
5.00%, 10/01/31	1,100	1,208,515
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (a)	1,400	1,343,482
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35-6/01/45 (a)	4,900	4,865,805
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A)
Series 2015A
5.00%, 5/01/32	1,680	1,619,873
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,101,218
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	1,150	1,176,416
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,126,936
Series 2014
5.00%, 11/15/39	2,000	2,094,340
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,440,960
Series 2016A
5.00%, 7/01/32-7/01/33	8,150	9,271,061
Mid-Bay Bridge Authority
Series 2011A

	Principal Amount (000)	U.S. $ Value
7.25%, 10/01/40 (Pre-refunded/ETM)	$80	$99,976
Series 2015A
5.00%, 10/01/28-10/01/40	3,600	3,938,472
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	2,919,050
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/24	3,000	3,505,170
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,233,630
Volusia County School Board COP
Series 2014B
5.00%, 8/01/31	1,625	1,841,677

		105,149,389

Georgia - 1.7%
Cedartown Polk County Hospital Authority
Series 2016
5.00%, 7/01/39	4,000	4,320,760
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,526,693
Series 2014A
5.00%, 1/01/33	1,820	2,057,746
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/31	2,500	2,854,400
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group)
Series 2016
5.00%, 7/01/34-7/01/36	10,710	11,975,940
Fulton County Development Authority (Piedmont Healthcare, Inc. Obligated Group)
Series 2016A
5.00%, 7/01/32	2,000	2,271,340

		25,006,879

Idaho - 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	224,142

Illinois - 12.1%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	2,940	2,290,995
Series 2015C
5.25%, 12/01/35-12/01/39	10,315	8,324,580
Series 2016B
6.50%, 12/01/46	1,900	1,741,749
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,781,567

	Principal Amount (000)	U.S. $ Value
Series 2016B
5.00%, 1/01/34	$5,000	$5,493,400
Series 2016C
5.00%, 1/01/35-1/01/38	9,250	10,083,825
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	4,764,020
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008
5.00%, 6/01/18	1,170	1,221,246
City of Chicago IL
Series 2008A
5.00%, 1/01/19	525	528,418
Series 2015A
5.00%, 1/01/19	300	304,023
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (f)	1,050	882,021
Series 2015
6.00%, 12/01/30 (g)(h)	2,320	2,257,244
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	3,600	3,847,212
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (e)	3,000	2,021,700
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	465	436,493
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	417,076
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46	2,010	2,029,819
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/46	1,000	1,047,000
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.20%, 5/15/30	625	611,424
6.33%, 5/15/48	829	799,189
6.44%, 5/15/55	1,998	1,910,109
Series 2016C
2.00%, 5/15/55 (b)(c)(f)	609	25,864
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013

	Principal Amount (000)	U.S. $ Value
6.00%, 5/15/43	$3,500	$3,879,435
Series 2015
5.25%, 5/15/50	2,000	2,042,940
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/31	11,500	11,950,570
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,044,595
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,613,277
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,516,925
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	5,785,950
Series 2016A
5.00%, 12/01/32	7,000	7,871,780
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	13,300	13,499,101
State of Illinois
Series 2012
5.00%, 8/01/21-3/01/31	6,145	6,379,405
Series 2014
5.00%, 5/01/31-5/01/35	8,985	9,006,779
Series 2016
5.00%, 2/01/22-11/01/35	40,960	42,242,176
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33	4,400	4,094,244
Series 2016B
7.00%, 3/01/33	1,910	1,797,768
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	1,166	1,183,851
5.00%, 3/01/36	2,963	2,976,571
Series 2015B
6.00%, 3/01/36	986	1,022,305

		182,726,646

Indiana - 1.2%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,064,160
5.50%, 8/15/40-8/15/45	3,020	3,197,750
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.00%, 9/01/46	1,000	1,011,910
5.25%, 9/01/34	4,375	4,493,081

	Principal Amount (000)	U.S. $ Value
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	$1,000	$1,053,590
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	7,224,497

		18,044,988

Kansas - 0.0%
Wichita KS Hlth Care FACS Revenue (Kansas Masonic Home)
Series 2016I
5.00%, 12/01/31	550	543,725

Kentucky - 2.5%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	1,685	1,553,755
5.50%, 11/15/45	1,000	931,770
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40-1/01/45	10,335	10,705,697
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.)
Series 2010A
6.00%, 6/01/30	200	216,678
6.375%, 6/01/40	1,525	1,650,035
6.50%, 3/01/45	1,000	1,085,220
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35	1,750	1,713,740
5.75%, 11/15/45	3,350	3,331,006
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30-10/01/33	15,350	17,051,326

		38,239,227

Louisiana - 0.6%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	2,130	2,247,981
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35	2,100	2,134,146

	Principal Amount (000)	U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	$400	$441,148
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (c)(e)	2,750	962,500
Series 2014A
7.50%, 7/01/23 (c)(e)	1,250	437,500
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	1,120	1,179,416
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,657,838

		9,060,529

Maine - 0.4%
Finance Authority of Maine (Casella Waste Systems, Inc.)
Series 2017
5.25%, 1/01/25 (a)(i)	4,630	4,623,842
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,143,680

		5,767,522

Maryland - 0.2%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/31	3,245	3,554,800

Massachusetts - 1.2%
Commonwealth of Massachusetts
Series 2016A
5.00%, 3/01/46	2,000	2,227,680
NATL Series 2000G
0.87%, 12/01/30 (j)	5,000	4,618,180
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,676,684
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	778,175
Massachusetts Development Finance Agency (South Shore Hospital, Inc.)
Series 2016I
5.00%, 7/01/31-7/01/41	3,850	4,233,517

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46	$3,980	$4,190,035

		18,724,271

Michigan - 7.1%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/32	4,400	4,788,256
5.25%, 7/01/39	4,825	5,260,167
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System)
Series 2011C
5.00%, 7/01/41	1,060	1,103,312
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	128,906
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System)
Series 2016D
5.00%, 7/01/36	25,210	27,170,077
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group)
Series 2016
4.00%, 5/15/31-5/15/36	20,100	19,939,220
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
Series 2014C
5.00%, 7/01/17-7/01/18	2,000	2,056,470
Series 2014C-1
5.00%, 7/01/44	1,750	1,846,530
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D-4
5.00%, 7/01/29	1,100	1,215,170
Series 2014D4
5.00%, 7/01/34	1,000	1,082,210
Series 2015D-1
5.00%, 7/01/34	2,000	2,183,380
Series 2015D-2
5.00%, 7/01/34	3,400	3,658,298
Michigan Finance Authority (Henry Ford Health System Obligated Group)
Series 2016
4.00%, 11/15/35-11/15/36	5,000	4,943,120
5.00%, 11/15/32	3,850	4,254,173
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,190,980

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	$7,950	$8,590,011
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	2,290	2,287,710
Series 2016
9.00%, 12/01/25 (a)(i)(k)	8,970	7,200,398
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,023,740
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	5,303,818

		107,225,946

Minnesota - 0.2%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,125,410
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,030	1,171,872

		2,297,282

Mississippi - 0.6%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2016C
5.00%, 8/01/27	7,830	9,215,518

Missouri - 1.5%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	104,050
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (a)	1,785	1,690,074
6.00%, 11/15/46 (a)	4,400	4,197,468
Lees Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/36	1,300	1,279,278
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,623,065
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.)

	Principal Amount (000)	U.S. $ Value
NATL
1.48%, 9/01/33 (j)	$1,025	$913,019
NATL Series 1992
1.278%, 12/01/22 (j)	550	505,903
NATL Series 1998A
1.64%, 9/01/33 (j)	2,950	2,627,845
NATL Series 1998B
1.46%, 9/01/33 (j)	1,125	1,002,106
St Louis County Industrial Development Authority (St Andrews Resources for Seniors)
Series 2015A
5.00%, 12/01/35	2,000	1,947,520
5.125%, 12/01/45	4,500	4,294,530

		22,184,858

Montana - 0.1%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/34	1,085	1,187,077

Nebraska - 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,222,359

Nevada - 1.2%
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/40	1,800	1,951,092
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46	14,000	15,777,020

		17,728,112

New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,175,876
Series 2016
5.00%, 1/01/41	1,660	1,798,892

		4,974,768

New Jersey - 7.4%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	1,075	1,169,138
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/32	3,645	4,178,847
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)

	Principal Amount (000)	U.S. $ Value
Series 2014U
5.00%, 6/15/21	$3,500	$3,700,550
Series 2015X
5.00%, 6/15/21	15,920	16,832,216
Series 2017B
5.00%, 11/01/20	7,505	7,926,181
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	759,828
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,035,307
Series 2000B
5.625%, 11/15/30	1,475	1,588,708
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	107,919
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28-6/15/30	26,980	28,583,795
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2014A
5.00%, 6/15/38	1,000	990,870
New Jersey Turnpike Authority
Series 2013A
5.00%, 1/01/27-1/01/32	3,500	3,945,390
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	17,096,170
Series 2016A
5.00%, 1/01/33	6,500	7,368,400
NATL Series 2000D
1.155%, 1/01/30(j)	1,175	1,057,681
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	15,660	13,998,787

		112,339,787

New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,128,147

New York - 6.8%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	1,895,900
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	265,521

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority
Series 2013E
5.00%, 11/15/32	$4,425	$5,045,916
Series 2016C
5.00%, 11/15/36	3,440	3,885,480
AGM Series 2016B
5.00%, 11/15/33	10,500	11,972,205
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (d)	190	216,245
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	75	75,347
6.70%, 1/01/49	454	445,551
Series 2014B
5.50%, 7/01/20	636	641,962
Series 2014C
2.00%, 1/01/49 (b)(c)(f)	514	87,341
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	107,647
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,576,127
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (d)	500	574,985
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015A
5.00%, 3/15/35	2,250	2,549,452
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
1.278%, 10/01/36 (j)	3,200	2,948,096
XLCA Series 2004A
1.26%, 1/01/39 (j)	4,100	3,717,847
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,199,560
Series 2016A
5.00%, 1/01/46	3,800	4,199,304
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/46	10,320	10,773,874
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	1,125	1,066,185

	Principal Amount (000)	U.S. $ Value
Otsego County Capital Resource Corp. (Hartwick College)
Series 2015A
5.00%, 10/01/30-10/01/35	$4,435	$4,723,397
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,345,224
Series 2013-178
5.00%, 12/01/33	5,000	5,655,900
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (d)	1,950	2,239,481
Series 2017B
5.00%, 11/15/35-11/15/36	17,480	20,160,765
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a)(k)	360	314,809
Series 2014B
7.00%, 9/15/44 (a)	410	417,938
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27-9/15/37	2,225	2,173,011
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,040,256
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	4,230	4,443,657

		102,758,983

North Carolina - 1.4%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40	5,000	4,941,300
5.00%, 7/01/45	1,000	998,450
North Carolina Medical Care Commission (Mission Health System, Inc./NC)
Series 2017
5.00%, 10/01/30-10/01/36 (i)	10,025	11,214,605
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30	2,250	2,303,032
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37	1,735	1,771,123

		21,228,510

	Principal Amount (000)	U.S. $ Value
Ohio - 2.6%
American Municipal Power, Inc.
Series 2016A
5.00%, 2/15/37-2/15/41	$10,200	$11,199,150
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	14,185	12,963,388
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	2,300	2,265,293
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,030	1,036,757
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	2,500	2,507,400
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	4,840	4,514,946
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33	3,820	3,561,080
Toledo-Lucas County Port Authority (StoryPoint Obligated Group)
Series 2016
6.375%, 1/15/51 (a)	1,000	929,010

		38,977,024

Oklahoma - 0.5%
Oklahoma Capitol Improvement Authority (Oklahoma Capitol Improvement Authority State Lease)
Series 2016
4.00%, 7/01/32-7/01/34	6,645	6,947,507
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	1,125	1,173,060

		8,120,567

Oregon - 0.0%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19	410	426,125

Pennsylvania - 8.2%
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	9,895,265
Cheltenham Township School District
Series 2016B

	Principal Amount (000)	U.S. $ Value
5.00%, 2/15/39	$1,780	$1,981,621
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,347,096
Series 2017
5.00%, 8/01/29-8/01/31 (i)	12,110	13,619,874
County of Lehigh PA (Lehigh Valley Health Network Obligated Group)
Series 2016A
4.00%, 7/01/35	18,200	18,012,176
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	180	188,741
Series 2012
5.25%, 1/01/41	1,000	1,006,830
Lehigh County General Purpose Authority (Good Shepherd Obligated Group (The))
Series 2016
4.00%, 11/01/41	2,000	1,947,720
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	200	226,618
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30	1,040	1,012,939
5.25%, 1/01/40	4,740	4,491,956
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	5,135	5,206,428
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	100	103,813
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	275,844
Series 2016A
5.00%, 3/01/37	1,400	1,487,024
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,721,104
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,024,789

	Principal Amount (000)	U.S. $ Value
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/32-5/01/33	$4,000	$4,529,280
Pennsylvania State University
Series 2016B
5.00%, 9/01/32	2,000	2,338,060
Pennsylvania Turnpike Commission
Series 2016
5.00%, 6/01/37	4,000	4,331,960
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax)
Series 2016A
5.00%, 12/01/31-12/01/32	5,760	6,621,185
Philadelphia Gas Works Co.
Series 2016
5.00%, 10/01/31-10/01/34	5,300	5,884,862
School District of Philadelphia (The)
Series 2015A
5.00%, 9/01/34-9/01/35	2,615	2,770,266
Series 2016F
5.00%, 9/01/33-9/01/36	4,000	4,238,800
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project)
Series 2016A
5.00%, 1/01/51-1/01/57 (a)	12,110	11,841,228
Series 2016B
6.08%, 1/01/26 (a)	1,070	1,040,885
Series 2016C
Zero Coupon, 1/01/36 (a)	2,945	959,304
Series 2016D
Zero Coupon, 1/01/57 (a)	61,525	3,545,070
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/29-12/01/30	9,880	11,190,498

		124,841,236

Puerto Rico - 0.5%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	7,195	6,835,250
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	292,157
		7,127,407

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp.
Series 2011

	Principal Amount (000)	U.S. $ Value
8.375%, 1/01/46 (Pre-refunded/ETM)	$3,150	$3,911,166

South Carolina - 0.1%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43	1,000	936,160
5.125%, 5/01/48	1,000	942,830

		1,878,990

Tennessee - 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)	8,135	7,517,391
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	4,890	5,160,319
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center Obligated Group)
Series 2016
5.00%, 7/01/40	2,435	2,660,262
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The))
Series 2012
5.25%, 12/01/42	1,000	1,011,930
5.375%, 12/01/47	800	812,520

		17,162,422

Texas - 8.0%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/41-2/15/46	6,060	6,706,906
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,450	2,194,441
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41 (Pre-refunded/ETM)	120	139,789
Series 2013
5.00%, 1/01/42	3,500	3,708,985
Series 2016
5.00%, 1/01/33-1/01/40	6,855	7,439,366
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/37	6,800	7,247,576
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/30	$1,965	$2,211,136
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	3,155	3,293,757
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,068,161
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	553,124
Series 2013
6.00%, 8/15/43	1,000	1,117,630
Series 2016A
5.00%, 8/15/34-8/15/36	4,180	4,758,143
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (a)	1,150	1,175,599
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,614,255
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,253,162
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (d)	400	454,664
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (a)	3,225	3,336,327
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	1,700	1,703,145
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor)
Series 2016
4.00%, 11/01/36	1,475	1,301,334
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	2,500	2,666,450
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	286,328
North Texas Tollway Authority
Series 2014B
5.00%, 1/01/31	8,975	10,034,229
Series 2015A
5.00%, 1/01/35	7,000	7,709,730
Series 2015B
5.00%, 1/01/34	3,500	3,880,380
Series 2016A
5.00%, 1/01/39	4,000	4,433,200

	Principal Amount (000)	U.S. $ Value
Red River Health Facilities Development Corp.
Series 2011A
8.00%, 11/15/46 (Pre-refunded/ETM)	$1,790	$2,298,288
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	1,315	1,469,263
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,833,838
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (e)	2,180	981,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	200	202,186
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/41-2/15/48	6,875	7,035,477
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,202,760
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44	5,025	5,347,527
Series 2009B
5.25%, 11/15/45 (l)	1,075	1,070,775
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	1,065	1,090,794
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,000	1,179,210
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
Series 2016
5.00%, 12/31/40	1,255	1,315,629
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	754,809

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	$200	$226,584
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,600	4,028,364
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	1,200	1,312,272
7.125%, 1/01/46	2,430	2,640,875
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM)	75	99,083

		121,376,551

Utah - 0.0%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	90	94,948
Utah Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (Pre-refunded/ETM)	100	112,147
Utah Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	100	109,388
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	108,602

		425,085

Vermont - 0.4%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	200	210,026
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	1,500	1,638,945
Series 2016B
5.00%, 12/01/37-12/01/38	4,420	4,772,816

		6,621,787

Virginia - 1.1%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (a)	1,000	1,015,800
Chesapeake Bay Bridge & Tunnel District

	Principal Amount (000)	U.S. $ Value
Series 2016
5.00%, 7/01/46	$1,000	$1,076,940
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,030	1,041,752
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	300	313,806
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	1,971,735
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	6,790	5,914,090
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (d)	550	631,384
Virginia College Building Authority (Marymount University)
Series 2015B
5.25%, 7/01/35 (a)	1,000	1,049,610
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	3,820,898

		16,836,015

Washington - 1.1%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/30	2,235	2,173,962
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,556,274
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (a)	3,550	3,668,960
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/31 (a)	1,650	1,694,055
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	3,215	3,565,274

		16,658,525

	Principal Amount (000)	U.S. $ Value
West Virginia - 0.2%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004B
1.418%, 2/15/34 (j)	$850	$781,537
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	2,100	2,349,081

		3,130,618

Wisconsin - 1.3%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,528,784
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (a)	2,055	1,820,586
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	2,060	2,040,904
Series 2016D
4.05%, 11/01/30	720	716,954
Wisconsin Public Finance Authority (Natgasoline LLC)
Series 2016
10.00%, 6/30/21 (a)	7,000	7,066,500
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (a)	1,550	1,584,736
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,000	1,037,341
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (a)	545	547,365

		19,343,170

Total Long-Term Municipal Bonds (cost $1,460,861,079)		1,443,210,329

Short-Term Municipal Notes - 2.3%
California - 0.2%
California Statewide Communities Development Authority (Irvine Apartment Communities LP)
Series 2008W
0.63%, 9/15/29 (m)	3,500	3,500,000

	Principal Amount (000)	U.S. $ Value
Illinois – 0.4%
Joliet Regional Port District (Exxon Mobil Corp.)
Series 1989
0.57%, 10/01/24 (m)	$5,700	$5,700,000

Louisiana - 1.0%
East Baton Rouge Parish Industrial Development Board, Inc. (Exxon Mobil Corp.)
Series 2011
0.57%, 12/01/51 (m)	9,368	9,368,000
Louisiana Offshore Terminal Authority (Loop LLC)
Series 1997A
0.61%, 9/01/17 (m)	5,300	5,300,000

		14,668,000

Minnesota - 0.7%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health System)
Series 2009B
0.61%, 11/15/35 (m)	11,500	11,500,000

Total Short-Term Municipal Notes (cost $35,368,000)		35,368,000

Total Municipal Obligations (cost $1,496,229,079)		1,478,578,329

	Shares
SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (n)(o) (cost $37,129,614)	37,129,614	37,129,614

Total Investments - 99.9% (cost $1,533,358,693) (p)		1,515,707,943
Other assets less liabilities - 0.1%		1,310,209

Net Assets - 100.0%		$1,517,018,152

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$31,000	6/10/22	0.906%	SIFMA	*	$1,049,472
Citibank, NA	20,000	8/12/23	0.897%	SIFMA	*	953,829

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$30,000	9/21/46	1.599%	SIFMA	*	$4,575,147

						$6,578,448

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $103,196,746 or 6.8% of net assets.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Capital Trust Agency, Inc. (Million Air One LLC) Series 2011
7.75%, 01/01/2041	7/25/11-4/15/16	$6,458,632	$5,838,195	0.38%
Illinois Finance Authority (Greenfields of Geneva) Series 2010A
8.125%, 02/15/2040	12/02/13-12/18/13	2,886,615	2,021,700	0.13%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B
10.50%, 07/01/2039	11/22/13	2,750,000	962,500	0.06%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
7.50%, 07/01/2023	7/31/14	1,250,000	437,500	0.03%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B
8.00%, 07/01/2038	8/31/12-5/08/13	2,254,560	981,000	0.06%

(f)	Illiquid security.
(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2017.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
City of Chicago IL (Goldblatts Supportive Living Project) Series 2015
6.00%, 12/01/30	5/27/15	$2,320,000	$2,257,244	0.15%

(i)	When-Issued or delayed delivery security.

(j)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of January 31, 2017 and the aggregate market value of these securities amounted to $18,172,214 or 1.20% of net assets.
(k)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(l)	Variable rate coupon, rate shown as of January 31, 2017.
(m)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,513,382 and gross unrealized depreciation of investments was $(45,164,132), resulting in net unrealized depreciation of $(17,650,750).

As of January 31, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alaska	$	– 0	–	$10,038,760		$116,671	$10,155,431
Arizona		– 0	–	35,967,232		5,154,060	41,121,292
California		– 0	–	84,557,593		16,219,058	100,776,651
Colorado		– 0	–	14,179,231		4,559,645	18,738,876
Florida		– 0	–	87,934,448		17,214,941	105,149,389
Illinois		– 0	–	161,114,537		21,612,109	182,726,646
Kansas		– 0	–	– 0	–	543,725	543,725
Kentucky		– 0	–	30,708,956		7,530,271	38,239,227
Louisiana		– 0	–	5,526,383		3,534,146	9,060,529
Michigan		– 0	–	97,737,838		9,488,108	107,225,946
Missouri		– 0	–	10,055,266		12,129,592	22,184,858
New York		– 0	–	97,536,839		5,222,144	102,758,983
North Carolina		– 0	–	11,214,605		10,013,905	21,228,510
Ohio		– 0	–	33,275,321		5,701,703	38,977,024
Oklahoma		– 0	–	6,947,507		1,173,060	8,120,567
Oregon		– 0	–	– 0	–	426,125	426,125
Pennsylvania		– 0	–	112,934,342		11,906,894	124,841,236
Rhode Island		– 0	–	– 0	–	3,911,166	3,911,166
South Carolina		– 0	–	– 0	–	1,878,990	1,878,990
Tennessee		– 0	–	7,820,581		9,341,841	17,162,422
Texas		– 0	–	96,243,247		25,133,304	121,376,551
Utah		– 0	–	108,602		316,483	425,085
Vermont		– 0	–	6,411,761		210,026	6,621,787
Virginia		– 0	–	12,806,728		4,029,287	16,836,015

Washington	– 0	–	7,250,329		9,408,196		16,658,525
Wisconsin	– 0	–	9,418,743		9,924,427		19,343,170
Other	– 0	–	306,721,603		– 0	–	306,721,603
Short-Term Municipal Notes	– 0	–	35,368,000		– 0	–	35,368,000
Short-Term Investments	37,129,614		– 0	–	– 0	–	37,129,614

Total Investments in Securities	37,129,614		1,281,878,452		196,699,877		1,515,707,943

Other Financial Instruments (a):
Assets:
Interest Rate Swaps	– 0	–	6,578,448		– 0	–	6,578,448
Liabilities	– 0	–	– 0	–	– 0	–	– 0	–

Total (b)	$37,129,614		$1,288,456,900		$196,699,877		$1,522,286,391

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 4/30/16	$201,986,684		$201,986,684
Accrued discounts/(premiums)	246,858		246,858
Realized gain (loss)	937,857		937,857
Change in unrealized appreciation/depreciation	(9,867,048)		(9,867,048)
Purchases	35,827,624		35,827,624
Sales	(23,240,571)		(23,240,571)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(9,191,527)		(9,191,527)

Balance as of 1/31/17	$196,699,877		$196,699,877	(a)

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17	$(8,996,739)		$(8,996,739)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of January 31, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended January 31, 2017 is as follows:

Market Value 4/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$74,724	$516,750	$554,344	$37,130	$143

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 54.9%
Industrial - 33.7%
Basic - 1.7%
Dow Chemical Co. (The)
8.55%, 5/15/19	$700	$800,232
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)	685	736,806

		1,537,038

Capital Goods - 4.2%
Boeing Co. (The)
1.65%, 10/30/20	500	492,718
Caterpillar Financial Services Corp.
2.10%, 1/10/20	435	435,720
Emerson Electric Co.
5.00%, 4/15/19	759	811,363
General Electric Co.
Series G
6.00%, 8/07/19	605	667,504
John Deere Capital Corp.
1.25%, 10/09/19	615	605,480
1.95%, 1/08/19	125	125,760
United Technologies Corp.
1.50%, 11/01/19	675	670,437

		3,808,982

Communications - Media - 0.9%
Comcast Corp.
5.70%, 7/01/19	737	804,126

Communications - Telecommunications - 2.0%
American Tower Corp.
2.80%, 6/01/20	440	440,809
Deutsche Telekom International Finance BV
1.50%, 9/19/19 (a)	725	712,473
Verizon Communications, Inc.
1.375%, 8/15/19	720	712,729

		1,866,011

Consumer Cyclical - Automotive - 5.6%
American Honda Finance Corp.
1.20%, 7/12/19	685	673,563
BMW US Capital LLC
1.45%, 9/13/19 (a)	190	187,305
1.50%, 4/11/19 (a)	490	486,237
Ford Motor Credit Co. LLC
2.551%, 10/05/18	500	502,906
3.336%, 3/18/21	525	530,294
General Motors Financial Co., Inc.
2.40%, 5/09/19	315	314,125
3.10%, 1/15/19	360	365,047
Harley-Davidson Financial Services, Inc.
2.15%, 2/26/20 (a)	435	431,284
2.25%, 1/15/19 (a)	155	155,742

	Principal Amount (000)	U.S. $ Value
Nissan Motor Acceptance Corp.
1.55%, 9/13/19 (a)	$725	$713,347
Toyota Motor Credit Corp.
1.70%, 1/09/19	715	716,708

		5,076,558

Consumer Cyclical - Other - 0.9%
Marriott International, Inc./MD
6.75%, 5/15/18	760	806,692

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
2.10%, 12/07/18	285	287,005

Consumer Non-Cyclical - 8.0%
AbbVie, Inc.
2.00%, 11/06/18	545	547,081
Amgen, Inc.
5.70%, 2/01/19	685	736,077
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	579	582,375
Becton Dickinson and Co.
2.675%, 12/15/19	371	376,801
Coca-Cola Co. (The)
1.375%, 5/30/19	675	672,569
Kroger Co. (The)
2.00%, 1/15/19	580	581,156
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	431,798
Molson Coors Brewing Co.
1.45%, 7/15/19	676	666,830
Mylan NV
2.50%, 6/07/19	825	824,271
Newell Brands, Inc.
2.60%, 3/29/19	553	559,869
Stryker Corp.
2.00%, 3/08/19	670	671,231
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	575	578,141

		7,228,199

Energy - 4.9%
BP Capital Markets PLC
1.676%, 5/03/19	675	670,620
Chevron Corp.
1.561%, 5/16/19	675	673,769
Enterprise Products Operating LLC
2.85%, 4/15/21	660	665,327
Exxon Mobil Corp.
1.708%, 3/01/19	670	671,471
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	442,846
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)	575	580,201
Shell International Finance BV
1.375%, 9/12/19	720	710,928

		4,415,162

	Principal Amount (000)	U.S. $ Value
Technology - 4.1%
Apple, Inc.
1.70%, 2/22/19	$655	$656,611
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.375%, 1/15/20 (a)	715	713,571
Cisco Systems, Inc.
1.60%, 2/28/19	450	450,179
International Business Machines Corp.
1.80%, 5/17/19	100	100,306
1.95%, 2/12/19	565	569,233
Lam Research Corp.
2.80%, 6/15/21	545	544,829
Oracle Corp.
2.25%, 10/08/19	700	708,728

		3,743,457

Transportation - Services - 1.1%
Ryder System, Inc.
3.45%, 11/15/21	1,000	1,026,372

		30,599,602

Financial Institutions - 17.9%
Banking - 14.2%
ABN AMRO Bank NV
1.80%, 9/20/19 (a)	695	686,093
Bank of America Corp.
6.875%, 11/15/18	551	597,227
Series L
2.60%, 1/15/19	315	318,000
Bank of America NA
2.05%, 12/07/18	250	251,118
Capital One Financial Corp.
2.45%, 4/24/19	430	433,411
Capital One NA/Mclean VA
1.85%, 9/13/19	425	421,115
Citigroup, Inc.
1.75%, 5/01/18	450	449,457
2.50%, 9/26/18	440	443,864
Discover Bank/Greenwood DE
2.00%, 2/21/18	620	620,335
Fifth Third Bank/Cincinnati OH
2.30%, 3/15/19	625	629,874
Goldman Sachs Group, Inc. (The)
2.625%, 1/31/19	580	585,809
Series G
7.50%, 2/15/19	250	276,443
JPMorgan Chase & Co.
6.30%, 4/23/19	535	583,871
KeyBank NA/Cleveland OH
1.60%, 8/22/19	370	365,559
2.35%, 3/08/19	250	251,859
Lloyds Banking Group PLC
3.10%, 7/06/21	585	590,913
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	615	618,022

	Principal Amount (000)	U.S. $ Value
Mizuho Financial Group, Inc.
2.632%, 4/12/21 (a)	$620	$613,948
Morgan Stanley Series G
2.45%, 2/01/19	885	891,530
PNC Bank NA
1.95%, 3/04/19	580	581,655
Santander Holdings USA, Inc.
2.70%, 5/24/19	670	671,619
Synchrony Financial
2.60%, 1/15/19	575	578,174
US Bank NA/Cincinnati OH
1.40%, 4/26/19	585	579,120
Wells Fargo Bank NA
1.75%, 5/24/19	850	846,641

		12,885,657

Insurance - 3.1%
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	670	670,130
Metropolitan Life Global Funding I
1.55%, 9/13/19 (a)	160	158,132
1.95%, 12/03/18 (a)	550	551,399
Pricoa Global Funding I
1.45%, 9/13/19 (a)	720	709,698
UnitedHealth Group, Inc.
1.70%, 2/15/19	670	668,473

		2,757,832

REITS - 0.6%
Simon Property Group LP
2.50%, 9/01/20	560	564,157

		16,207,646

Utility - 3.3%
Electric - 3.3%
Dominion Resources, Inc./VA
Series A
1.875%, 1/15/19	105	105,044
Series B
1.60%, 8/15/19	615	607,492
Exelon Corp.
2.45%, 4/15/21	818	809,514
Exelon Generation Co. LLC
2.95%, 1/15/20	130	131,647
National Rural Utilities Cooperative Finance Corp.
1.65%, 2/08/19	670	669,083
Southern Co. (The)
1.85%, 7/01/19	675	672,792

		2,995,572

Total Corporates - Investment Grade (cost $49,834,638)		49,802,820

	Principal Amount (000)	U.S. $ Value
ASSET-BACKED SECURITIES - 24.0%
Autos - Fixed Rate - 14.1%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	$95	$95,134
Series 2016-2, Class A4
1.60%, 1/15/21	1,000	994,871
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	166	166,125
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)	6	5,903
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19	56	56,139
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)	118	118,425
Drive Auto Receivables Trust
Series 2016-BA, Class A2
1.38%, 8/15/18 (a)	220	220,128
Series 2016-CA, Class A3
1.67%, 11/15/19 (a)	1,000	998,412
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)	86	85,734
Series 2015-1, Class A2
1.30%, 9/20/20 (a)	92	92,111
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	980	980,583
Ford Credit Auto Owner Trust
Series 2013-A, Class D
1.86%, 8/15/19	118	118,152
Series 2014-2, Class A
2.31%, 4/15/26 (a)	128	129,216
Series 2016-B, Class A4
1.52%, 8/15/21	2,500	2,478,140
Ford Credit Floorplan Master Owner Trust A
Series 2016-1, Class A1
1.76%, 2/15/21	1,000	998,117
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	153	153,398
Series 2015-3, Class A3
1.69%, 3/20/19	650	650,770
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	629	628,261
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	200	199,911

	Principal Amount (000)	U.S. $ Value
Series 2015-1, Class A3
1.41%, 6/15/20	$912	$912,534
Hertz Vehicle Financing LLC
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	1,000	992,471
Honda Auto Receivables Owner Trust
Series 2015-3, Class A2
0.92%, 11/20/17	87	86,893
Series 2015-4, Class A3
1.23%, 9/23/19	854	851,891
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	166	166,120
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	88	88,067
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	118	118,271
Toyota Auto Receivables Owner Trust
Series 2015-C,Class A2A
0.92%, 2/15/18	179	178,944
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	91	90,848
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2
1.40%, 7/22/19 (a)	72	71,945
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)	71	70,588

		12,798,102

Credit Cards - Fixed Rate - 4.6%
Barclays Dryrock Issuance Trust
Series 2015-4, Class A
1.72%, 8/16/21	1,100	1,099,925
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21	1,119	1,120,113
Series 2016-1, Class A
2.04%, 3/15/22	1,984	1,988,413

		4,208,451

Autos - Floating Rate - 2.7%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.268% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(b)	142	142,091
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.338% (LIBOR 1 Month + 0.57%), 1/15/22 (b)	1,038	1,041,494
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.313% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(b)	13	12,835

	Principal Amount (000)	U.S. $ Value
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.239% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(b)	$169	$169,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.127% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(b)	50	49,964
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
1.277% (LIBOR 1 Month + 0.50%), 1/20/20 (b)	1,041	1,042,546

		2,457,930

Credit Cards - Floating Rate - 1.7%
American Express Issuance Trust II
Series 2013-1, Class A
1.048% (LIBOR 1 Month + 0.28%), 2/15/19 (b)	1,200	1,201,300
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
1.118% (LIBOR 1 Month + 0.35%), 3/16/20 (b)	235	235,027
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.248% (LIBOR 1 Month + 0.48%), 2/15/22 (b)	93	93,184

		1,529,511

Other ABS - Fixed Rate - 0.9%
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	553	554,204
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)	233	232,552

		786,756

Total Asset-Backed Securities (cost $21,797,334)		21,780,750

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.0%
Risk Share Floating Rate - 10.1%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.271% (LIBOR 1 Month + 4.50%), 4/25/26 (b)(c)	222	222,636
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M1
2.021% (LIBOR 1 Month + 1.25%), 10/25/28 (b)	170	170,154
Series 2016-HQA1, Class M1

	Principal Amount (000)	U.S. $ Value
2.521% (LIBOR 1 Month + 1.75%), 9/25/28 (b)	$931	$935,681
Series 2016-HQA2, Class M1
1.971% (LIBOR 1 Month + 1.20%), 11/25/28 (b)	709	710,646
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M1
2.371% (LIBOR 1 Month + 1.60%), 1/25/24 (b)	1,089	1,097,727
Series 2014-C02, Class 1M1
1.721% (LIBOR 1 Month + 0.95%), 5/25/24 (b)	1,249	1,253,078
Series 2014-C02, Class 2M1
1.721% (LIBOR 1 Month + 0.95%), 5/25/24 (b)	974	975,178
Series 2015-C03, Class 1M1
2.271% (LIBOR 1 Month + 1.50%), 7/25/25 (b)	121	120,852
Series 2016-C02, Class 1M1
2.921% (LIBOR 1 Month + 2.15%), 9/25/28 (b)	1,518	1,538,051
Series 2016-C03, Class 1M1
2.771% (LIBOR 1 Month + 2.00%), 10/25/28 (b)	678	688,938
Series 2016-C03, Class 2M1
2.971% (LIBOR 1 Month + 2.20%), 10/25/28 (b)	1,421	1,438,011

		9,150,952

Agency Fixed Rate - 0.9%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	546	538,041
Series 4459, Class CA
5.00%, 12/15/34	255	271,414

		809,455

Total Collateralized Mortgage Obligations (cost $9,878,636)		9,960,407

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.3%
Non-Agency Fixed Rate CMBS - 5.4%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	435	442,176
Series 2015-GC29, Class A2
2.674%, 4/10/48	1,000	1,015,550
Commercial Mortgage Trust
Series 2013-CR6, Class A1
0.719%, 3/10/46	116	115,901
Series 2014-LC15, Class A2
2.84%, 4/10/47	440	448,137
GS Mortgage Securities Trust
Series 2007-GG10, Class A4

	Principal Amount (000)	U.S. $ Value
5.797%, 8/10/45	$42	$42,337
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	646	625,516
Series 2014-GC20, Class A2
3.002%, 4/10/47	1,000	1,017,459
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	27	26,658
Series 2013-C13, Class A2
2.665%, 1/15/46	440	446,291
Series 2013-C16, Class A2
3.07%, 12/15/46	310	315,246
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	4	4,209
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	430	440,218

		4,939,698

Non-Agency Floating Rate CMBS - 2.9%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.688% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(b)	1,000	999,999
Series 2015-SGP, Class A
2.467% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(b)	400	403,001
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.757% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(b)	201	200,091
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.987% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)	1,000	991,242

		2,594,333

Total Commercial Mortgage-Backed Securities (cost $7,599,267)		7,534,031

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.41% (d)(e) (cost $1,358,174)	1,358,174	1,358,174

Total Investments - 99.7% (cost $90,468,049) (f)		90,436,182
Other assets less liabilities - 0.3%		279,370

Net Assets - 100.0%		$90,715,552

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$7,300	7/23/17	3 Month LIBOR	0.943%	$(4,258)
Citigroup Global Markets, Inc./(CME Group)	6,300	2/26/18	3 Month LIBOR	0.801%	(19,273)
Citigroup Global Markets, Inc./(CME Group)	1,500	7/23/20	1.800%	3 Month LIBOR	(1,187)
Citigroup Global Markets, Inc./(CME Group)	1,850	2/26/21	1.141%	3 Month LIBOR	47,511

					$22,793

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate market value of these securities amounted to $14,841,841 or 16.4% of net assets.
(b)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of January 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.271%, 4/25/26	4/29/16	$221,689	$222,636	0.25%

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of January 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $293,784 and gross unrealized depreciation of investments was $(325,651), resulting in net unrealized depreciation of $(31,867).

Glossary:

ABS	-	Asset-Backed Securities
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$49,802,820		$	– 0	–	$49,802,820
Asset-Backed Securities		– 0	–	21,548,198			232,552		21,780,750
Collateralized Mortgage Obligations		– 0	–	9,960,407			– 0	–	9,960,407
Commercial Mortgage-Backed Securities		– 0	–	7,491,694			42,337		7,534,031
Short-Term Investments		1,358,174		– 0	–		– 0	–	1,358,174

Total Investments in Securities		1,358,174		88,803,119			274,889		90,436,182

Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	47,511			– 0	–	47,511
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(24,718)			– 0	–	(24,718)

Total (b)		$1,358,174		$88,825,912			$274,889		$90,458,975

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities			Commercial Mortgage-Backed Securities		Total
Balance as of 4/30/16	$	– 0	–	$1,076,733		$1,076,733
Accrued discounts/(premiums)		– 0	–	(288)		(288)
Realized gain (loss)		– 0	–	(40,248)		(40,248)
Change in unrealized appreciation/depreciation		(695)		34,702		34,007
Purchases/Payups		249,995		– 0	–	249,995
Sales/Paydowns		(16,748)		(1,028,562)		(1,045,310)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 1/31/17		$232,552		$42,337		$274,889

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17		$(695)		$(1,057)		$(1,752)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended January 31, 2017 is as follows:

Market Value 4/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$3,416	$161,883	$163,941	$1,358	$9

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017